SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Debt Disclosure [Abstract]
Principal balance	$ 2,000,000	[1],[2]	$ 2,165,000	[1],[2],[3],[4]	$ 2,165,000	[3],[4]
Interest payable	181,548		134,581		85,685
Unamortized debt discount					(42,819)
Debt discount and premium	$ 2,181,548		$ 2,299,581		$ 2,207,866

[1]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[2]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC). $165,000 of the outstanding principal was converted into shares of Common Stock on May 17 and on June 26, 2023.
[3]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[4]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).